Leases - Schedule of Leases Right-of-use Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 495		$ 495		$ 498
Depreciation of right-of-use assets	12	$ 20	25	$ 35
Land and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	61		61		63
Depreciation of right-of-use assets	1	1	2	2
Building and leasehold improvements and other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	434		434		$ 435
Depreciation of right-of-use assets	$ 11	$ 19	$ 23	$ 33